Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
Topic 820 establishes a three-level fair value hierarchy that describes the inputs used to measure assets and liabilities. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The valuation methodology was applied consistently from year to year.

Level 1
Level 1 asset and liability fair values are based on quoted prices in active markets for identical assets and liabilities. Level 1 assets and liabilities include mutual funds, and common and foreign stock traded on an exchange or listed market. The Plan offers a Brokeragelink option that holds common and preferred stock, money market funds, and various corporate and government bonds. The common and preferred stock and money market funds are traded in active markets.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Level 2
Level 2 asset and liability fair values are based on observable inputs that include: quoted market prices for similar assets or liabilities in an active market not defined by Level 1; quoted market prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable in the market and can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include collective trusts, and corporate and government bonds in the Brokeragelink option.

The fair value of the collective trusts is based on NAV, as provided by the trustee. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Transactions (purchase and sales) may occur daily. The collective trusts have a readily determinable fair value in that NAV is determined and made available to the Plan daily, and is the basis for current transactions. Were the Plan to initiate a full redemption of the collective trusts, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations at the then current NAV will be carried out in an orderly business manner. The collective trusts have a daily redemption frequency, a redemption notice period of 30 days to one year, and no unfunded commitments.

The fair value of government securities and corporate bonds are determined by closing prices at the end of the Plan year. Closing prices are obtained from third party pricing vendors. When quoted prices are unavailable, pricing vendors use various valuation methodologies, which are based on quoted prices for securities with similar coupons, ratings, and maturities.
Level 3
Level 3 assets and liabilities are financial instruments whose value is calculated by the use of pricing models and/or discounted cash flow methodologies, as well as financial instruments for which the determination of fair value requires significant management judgment or estimation. These methodologies may result in a significant portion of the fair value being derived from unobservable data. As of December 31, 2025 and 2024, there are no level 3 assets or liabilities.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

	December 31, 2025
	Total	Level 1	Level 2
Truist common stock	$535,911,991	$535,911,991	$—
Mutual funds	854,330,248	854,330,248	—
Brokeragelink	551,932,990	540,299,074	11,633,916
Collective trusts	7,597,284,682	—	7,597,284,682
Separately managed accounts
Interest bearing cash	5,094,286	5,094,286	—
Other liabilities	(37,102)	(37,102)	—
U.S. government securities	68,696,410	—	68,696,410
Government-related	14,320,202	—	14,320,202
Securitized	201,741,452	—	201,741,452
Corporate debt	102,811,580	—	102,811,580
Total investments at fair value	$9,932,086,739	$1,935,598,497	$7,996,488,242

	December 31, 2024
	Total	Level 1	Level 2
Truist common stock	$507,886,676	$507,886,676	$—
Mutual funds	1,342,723,392	1,342,723,392	—
Brokeragelink	444,727,668	432,412,445	12,315,223
Collective trusts	6,583,156,626	—	6,583,156,626
Total investments at fair value	$8,878,494,362	$2,283,022,513	$6,595,471,849

Investments Measured at NAV
The Plan invests in the Vanguard Retirement Savings Trust, a stable value collective trust that invests primarily in investment contracts issued by insurance companies, banks or other financial institutions, including investment contracts backed by high-quality fixed income securities and seeks to preserve principal while providing stable returns. The Plan’s investment in this fund is $196,508,454 at December 31, 2025 and $217,160,936 as of December 31, 2024. The investment is valued at net asset value (“NAV”) per unit as provided by the trustee, as a practical expedient under ASC 820. Accordingly, the fund is not included in the fair value hierarchy. Participant transactions occur daily at NAV. While participant redemptions are not restricted, employer-initiated withdrawals may be subject to advance notice requirements or other conditions. The fund has no unfunded commitments. Although the fund invests in fully benefit-responsive contracts, the Plan’s investment is indirect; therefore, it is measured at NAV rather than contract value.